CitiSM
Premium
Liquid

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	4

Fund Performance	5

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	6

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Accountants	12

Additional Information	13

Cash Reserves Portfolio

Portfolio of Investments	18

Statement of Assets and Liabilities	22

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	25

Report of Independent Accountants	27

Additional Information	28

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the annual report for CitiSM Premium Liquid Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN	KEVIN KENNEDY
Chairman	Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citi-group Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The 7-day current yield for the Fund was 1.55%, and its 7-day effective yield1 was 1.56%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

[1]	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

The Fund may invest more than 25% of its assets in bank obligations, such as cer-tificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market and Fund Review

The period started with the tragic events of September 11, which accelerated the U.S. economy’s decline and inspired the Federal Open Market Committee (“FOMC”)2 to lower the targeted federal funds rate3 (“fed funds rate”) from 3.50% at the end of August 2001 to 1.75% at their December 11th meeting — the rate’s lowest level since 1961. Short-term interest rates remained at 40-year lows during the period, even though most economists agree that the U.S. emerged from the recession in early 2002. Three month LIBOR4 fell to 1.80% as of August 30, 2002, down from 3.49% a year earlier. The yield on the 10-Year U.S. Treasury Note fell 62 basis points5 to 4.19% as of August 30, 2002, down from 4.81% a year earlier.

Rough economic conditions also affected the availability of investment grade6 commercial paper during the period. During the recession, and throughout the early stages of the recovery, manufacturers continued to liquidate their inventories; reducing their need to borrow and causing a sharp drop in the issuance of commercial paper. In addition, credit quality for many U.S. corporate bonds deteriorated, further reducing the supply of investment grade commercial paper.

We increased the Fund’s exposure to U.S. government securities, higher quality asset backed commercial paper and floating rate notes during the period. The Fund invests only in “first tier” securities, which are rated in the highest short-term rating category by nationally recognized credit rating agencies such as Standard & Poor’s Ratings Service and Moody’s Investors Service,7 or, if unrated, deemed by the Investment Manager to be of comparable quality.

[2]	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[3]	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
[4]	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of London banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
[5]	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
[6]	Investment grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service and AAA, AA, A and BBB by Standard & Poor’s Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
[7]	Moody’s Investors Service and Standard & Poor’s Ratings Service are two major credit rating agencies.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economy remains on track for recovery, despite the persistence of corporate accounting scandals and an extremely rocky stock market. For example, it appears that third quarter 2002 Gross Domestic Product8 (“GDP”) numbers may show an improvement over the disappointing expectations reported for the second quarter. If our assessment of this possible economic turnaround is accurate, we believe that the FOMC could begin tightening (increasing short-term interest rates) some time in early 2003. Therefore, we will assume a more cautious maturity stance in the near future as we look for opportunities to lock in more attractive yield levels that may emerge as the result of a steepening money market yield curve and less accommodative FOMC in 2003.

Thank you for your investment in Citi Premium Liquid Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Kevin Kennedy
Chairman	Portfolio Manager

September 20, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 18 through 21 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

8  GDP is a market value of goods and services produced by labor and property in a given country.

F U N D  FA C T S
Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
May 3, 1990	• Lipper Taxable Money Market
Funds Average

Net Assets as of 8/31/02	• iMoneyNet, Inc. 1st Tier Taxable
$1,312.6 million	Money Market Funds Average

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

F U N D  P E R F O R M A N C E
Total Returns

	One	Five	Ten
All Periods Ended August 31, 2002	Year	Years*	Years*

Citi Premium Liquid Reserves	2.06%	4.72%	4.65%
Lipper Taxable Money Market
Funds Average	1.41%	4.18%	4.25%
iMoneyNet, Inc. 1st Tier Taxable Money
Market Funds Average	1.50%	4.30%	4.28%

* Average Annual Total Return

7-DayYields
Annualized Current	1.55%
Effective	1.56%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 the Fund paid $0.02037 per share to shareholders from net investment income. For such period, 6.1% of income dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

Comparison of 7-Day Yields for Citi Premium Liquid Reserves vs.
iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds ReportTM, for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Premium Liquid Reserves
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$1,312,738,150
Receivables for shares of beneficial interest sold	2,594,400

Total assets	1,315,332,550

Liabilities:
Dividends payable	1,670,493
Payable for shares of beneficial interest repurchased	612,981
Management fees payable (Note 3)	225,916
Distribution/Service fees payable (Note 4)	115,473
Accrued expenses and other liabilities	74,962

Total liabilities	2,699,825

Net Assets for 1,312,632,725 shares of beneficial interest outstanding	$1,312,632,725

Net Assets Consist of:
Paid-in capital	$1,312,632,725

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

Citi Premium Liquid Reserves
S TAT E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$34,019,536
Allocated expenses from Cash Reserves Portfolio	(1,403,439)

		$32,616,097
Expenses:
Management fees (Note 3)	1,880,013
Administrative fees (Note 3)	1,605,350
Distribution fees (Note 4)	1,398,678
Shareholder Servicing Agents’ fees (Note 4A)	458,672
Transfer agent fees	119,822
Legal fees	88,178
Shareholder reports	68,001
Blue Sky fees	27,406
Custody and fund accounting fees	17,075
Trustees’ fees	14,614
Audit fees	13,936
Registration fees	1,253
Miscellaneous	6,173

Total expenses	5,699,171
Less: aggregate amount waived by the Manager, Administrator
and Distributor (Notes 3 and 4)	(1,496,965)

Net expenses		4,202,206

Net investment income		$28,413,891

See notes to financial statements

Citi Premium Liquid Reserves
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2)	$28,413,891	$60,666,872

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	4,906,399,175	4,665,757,997
Net asset value of shares issued to shareholders from
reinvestment of dividends	14,292,039	34,864,201
Cost of shares repurchased	(4,911,264,637)	(4,395,244,329)

Net Increase in Net Assets	9,426,577	305,377,869

Net Assets:
Beginning of year	1,303,206,148	997,828,279

End of year	$1,312,632,725	$1,303,206,148

See notes to financial statements

Citi Premium Liquid Reserves
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.02037	0.05258	0.05653	0.04836	0.05348
Less dividends from net investment
income	(0.02037)	(0.05258)	(0.05653)	(0.04836)	(0.05348)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’ s omitted)	$1,312,633	$1,303,206	$997,828	$795,324	$611,270
Ratio of expenses to average
net assets†	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income
to average net assets†	2.03%	5.17%	5.69%	4.84%	5.39%
Total return	2.06%	5.39%	5.80%	4.94%	5.48%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.01831	$0.04898	$0.05274	$0.04457	$0.04950
Ratios:
Expenses to average net assets†	0.59%	0.80%	0.79%	0.79%	0.80%
Net investment income to average
net assets†	1.84%	4.77%	5.30%	4.45%	4.99%

† Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.

See notes to financial statements

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

1. Significant Accounting Policies Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massachu-setts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (2.9% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”).

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $1,605,350, of which $790,151 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $1,880,013, of which $248,142 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive renu-meration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $458,672, of which all was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $940,006 for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent periodically receives fees from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. Shareholder Servicing Agent fees amounted to $458,672 for the period from Septem-ber 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,221,973,574 and $3,247,353,342, respectively, for the year ended August 31, 2002.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2002 and the related liability at August 31, 2002 was not material.

Citi Premium Liquid Reserves
R E P O R T  O F  I N D E P E N D E N T  A C C O U N TA N T S

To the Trustees and the Shareholders of Citi Premium Liquid Reserves:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Premium Liquid Reserves (the “Fund”), a series of CitiFunds Premium Trust, at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

Citi Premium Liquid Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

Citi Premium Liquid Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

Citi Premium Liquid Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).

Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).

C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999); Trustee,
Mor-gan Stan-
ley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

Citi Premium Liquid Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup Asset	N/A	N/A
125 Broad Street			Management (since 1991).
New York, NY 10004
Age 45

Citi Premium Liquid Reserves
A D D I T I O N A  L I N F O R M AT I O N (Unaudited)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)

Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40

Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)

Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)

*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000's omitted)	Value

Asset Backed — 8.3%

Asset Backed Capital
Finance Inc.,*
1.85% due 10/15/02	$ 300,000	$300,000,000
1.85% due 10/22/02	150,000	150,000,000
Compass Securities,*
1.74% due 01/10/03	300,000	299,973,348
1.75% due 02/18/03	300,750	300,715,062
K2 USA LLC,*
1.81% due 11/26/02	155,400	155,400,000
1.76% due 02/18/03	100,000	99,995,198
1.76% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.76% due 01/08/03	100,000	100,000,000
1.77% due 01/15/03	100,000	100,000,000
1.79% due 01/22/03	50,000	50,000,000
1.76% due 04/15/03	100,000	99,987,616
1.76% due 07/10/03	150,000	150,000,000
1.76% due 07/15/03	270,000	270,000,000
Restructured Asset
Securitization,*
1.87% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,
1.78% due 10/15/02*	200,000	200,000,000
1.80% due 10/23/02*	100,000	99,998,575
2.90% due 03/25/03	100,000	100,000,000
1.75% due 04/04/03*	140,500	140,491,659
1.76% due 05/15/03*	150,000	149,989,479
1.78% due 07/21/03*	425,000	424,962,595

		3,751,513,532

Bank Notes — 0.4%

American Express
Centurion, *
1.78% due 01/28/03	200,000	200,000,000

Certificates of Deposit (Euro) — 4.0%

Barclays Bank,
1.82% due 09/12/02	500,000	500,001,507
2.41% due 12/18/02	250,000	250,000,000
2.06% due 12/30/02	100,000	99,983,437
2.06% due 12/31/02	150,000	149,974,890
Credit Agricole Indosuez,
2.20% due 10/09/02	200,000	200,010,441
HBOS Treasury Services PLC.,
1.81% due 12/12/02	350,000	350,000,000
Norddeutsche Landesbank,
1.80% due 10/22/02	250,000	250,001,763

		1,799,972,038

	Principal
	Amount
Issuer	(000's omitted)	Value

Certificates of Deposit (Yankee) — 24.1%

Abbey National Treasury,
1.69% due 11/07/02	$ 100,000	$99,998,043
1.69% due 04/07/03*	400,000	399,857,439
Bank Nova Scotia,
1.70% due 11/13/02	100,000	100,000,000
1.70% due 11/19/02	99,000	99,000,000
2.98% due 03/26/03	250,000	249,944,478
Bayerische Hypotheken,
1.81% due 09/09/02	250,000	250,000,000
1.79% due 10/18/02	499,000	499,000,000
2.00% due 11/13/02	400,000	400,000,000
Bayerische Landesbank,*
1.73% due 10/01/02	400,000	399,981,918
Canadian Imperial Bank,
1.74% due 10/02/02*	100,000	99,995,329
1.69% due 11/08/02	137,000	136,997,299
2.06% due 12/30/02	170,000	169,977,571
1.73% due 04/28/03	500,000	499,820,913
Chase Manhattan Bank,
1.83% due 10/11/02	500,000	500,000,000
1.81% due 10/18/02	233,000	233,000,000
1.80% due 11/12/02	150,000	150,000,000
Credit Agricole,*
1.20% due 04/02/03	500,000	499,824,377
Danske Corp.,
1.80% due 12/27/02	125,000	124,268,750
Deutsche Bank,
1.72% due 10/02/02*	500,000	499,978,767
2.06% due 12/31/02	300,000	299,949,819
Dresdner Bank,
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,993,706
2.76% due 04/22/03	300,000	300,000,000
2.88% due 03/24/03	100,000	100,000,000
JP Morgan Chase Bank,
1.79% due 12/30/02	229,000	229,000,000
Landesbank Hess,
2.12% due 10/16/02	100,000	100,001,237
Lloyds Bank PLC.,
1.80% due 12/12/02	99,000	99,000,000
Nordea Bank Finland PLC.,
1.70% due 11/19/02	199,000	199,000,000
Paribas,
2.18% due 10/09/02	224,000	224,002,339
1.80% due 12/11/02	200,000	200,000,000
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,944,955
Royal Bank Scotland PLC.,
1.81% due 10/24/02	496,000	496,000,000
Societe Generale,
1.74% due 09/30/02*	750,000	749,970,368
2.96% due 04/08/03	100,000	100,076,746

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — (cont’d)

State Street Bank,
1.70% due 11/12/02	$250,000	$250,000,000
1.70% due 11/13/02	142,500	142,500,000
Svenska Handelsbanken,
2.14% due 10/15/02	100,000	99,999,938
1.75% due 11/05/02	184,000	184,016,300
Toronto Dominion Bank,
2.07% due 12/31/02	200,000	199,973,476
UBS AG,
2.84% due 03/19/03	500,000	499,946,280
2.86% due 03/24/03	250,000	249,951,838
2.87% due 03/24/03	250,000	249,951,840

	10,844,923,726

Commercial Paper — 34.8%

ABSC Capital Corp.,
1.75% due 09/09/02	90,000	89,965,000
Amstel Funding Corp.,
1.76% due 09/16/02	115,517	115,432,287
2.05% due 11/01/02	125,000	124,565,799
2.02% due 11/04/02	200,000	199,281,778
1.81% due 12/13/02	425,000	422,799,090
1.84% due 01/15/03	250,000	248,262,222
Aquinas Funding LLC,
1.80% due 10/10/02	211,028	210,616,495
1.80% due 10/25/02	187,000	186,495,100
Asset Portfolio
Funding Corp.,
1.79% due 10/10/02	118,552	118,322,108
Atlantis One Funding Corp.,
1.80% due 11/26/02	142,000	141,389,400
Bank Ireland Governor Co.,
1.80% due 12/13/02	300,000	298,455,000
Barton Capital Corp.,
1.80% due 10/04/02	270,357	269,910,911
Bavaria Finance Funding,
1.81% due 10/01/02	141,882	141,667,995
Black Forest Corp.,
1.83% due 10/01/02	100,000	99,847,500
Edison Asset Securities,
1.81% due 12/02/02	96,952	96,503,543
Erasmus Capital Corp.,
1.70% due 11/08/02	113,706	113,340,877
1.72% due 11/08/02	150,000	149,512,667
1.74% due 11/08/02	254,456	253,622,091
Falcon Asset Securitization,
1.75% due 09/09/02	110,409	110,366,063
1.75% due 09/13/02	138,940	138,858,952
Four Winds Funding Corp.,
1.87% due 01/15/03	500,000	500,000,000
Fulbeck Funding LLC,
1.81% due 09/04/02	144,000	143,978,280
Galaxy Funding Inc.,
1.80% due 09/25/02	128,000	127,846,400

	Principal
	Amount
Issuer	(000’s omitted)	Value

1.81% due 09/25/02	$75,000	$74,909,500
1.76% due 10/23/02	150,000	149,618,667
1.76% due 10/25/02	275,000	274,274,000
GE Financial
Assurance Holdings,
1.71% due 11/19/02	100,000	99,624,750
Gemini Securitization Corp.,
1.79% due 09/10/02	115,000	114,948,538
Giro Funding U.S. Corp.,
1.72% due 10/15/02	158,000	157,667,849
Giro Multi Funding Corp.,
1.70% due 11/07/02	109,279	108,933,253
Grampian Funding Ltd.,
1.71% due 11/15/02	139,000	138,504,813
Greyhawk Fund Corp.,
1.80% due 11/08/02	85,000	84,711,000
Hatteras Funding Corp.,
1.75% due 10/02/02	124,483	124,295,411
1.75% due 10/11/02	117,904	117,674,742
1.71% due 10/25./02	170,207	169,770,419
HBOS Treasury Services
PLC,
1.80% due 12/09/02	200,000	199,010,000
1.80% due 12/11/02	150,000	149,242,500
ING US Funding LLC.,
2.10% due 10/10/02	200,000	199,545,000
KBC Financial Products
International Ltd.,
1.81% due 09/05/02	290,000	289,941,678
Kittyhawk Funding,
1.75% due 11/12/02	121,135	120,711,028
Market Strategy Funding
Corp.,
1.75% due 09/09/02	132,000	131,948,667
1.80% due 09/25/02	160,948	160,754,862
Mica Funding LLC,
1.80% due 09/23/02	248,750	248,476,375
1.82% due 09/27/02	420,000	419,447,933
Moat Funding LLC,
1.75% due 10/02/02	100,000	99,849,306
1.77% due 10/21/02	100,000	99,754,167
1.75% due 10/28/02	50,000	49,861,458
1.81% due 11/05/02	200,000	199,346,389
1.88% due 12/04/02	197,000	196,032,949
Montauk Funding Corp.,*
1.75% due 03/14/03	450,000	450,000,000
Morgan Stanley
Dean Witter Co.,
1.92% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.80% due 09/06/02	100,000	99,975,000
1.82% due 09/24/02	200,000	199,767,444
2.10% due 10/15/02	250,000	249,358,333
1.70% due 11/13/02	160,000	159,448,444
2.37% due 12/09/02	145,500	144,551,704

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.79% due 10/15/02	$117,805	$117,547,269
Nieuw Amsterdam
Receivables,
1.80% due 09/24/02	120,222	120,083,745
1.81% due 09/26/02	102,049	101,920,730
1.70% due 11/01/02	100,000	99,711,944
1.71% due 11/25/02	120,000	119,515,500
Nordea North America Inc.,
1.80% due 12/31/02	100,000	99,395,000
Nyala Funding LLC,
2.17% due 09/05/02	226,420	226,365,408
Pennine Funding,
1.81% due 09/04/02	127,466	127,446,774
1.72% due 10/09/02	165,000	164,700,433
1.78% due 10/28/02	150,000	149,578,438
1.69% due 11/07/02	119,000	118,625,712
Perry Global Funding,
1.80% due 10/10/02	177,127	176,781,602
1.71% due 10/17/02	134,819	134,524,420
1.77% due 10/24/02	166,976	166,540,888
1.77% due 11/21/02	100,139	99,740,196
Santander,
1.80% due 09/06/02	200,000	199,950,000
1.80% due 12/10/02	350,000	348,250,000
Sigma Finance Inc.,
1.70% due 11/13/02	100,000	99,655,278
2.08% due 03/10/03	109,250	108,050,678
Silver Tower US
Funding LLC,
1.77% due 09/23/02	136,250	136,102,623
1.70% due 11/13/02	150,000	149,482,917
Special Purpose Accounts,
1.79% due 03/03/03	250,000	250,000,000
1.78% due 03/10/03	180,000	180,000,000
1.74% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.80% due 09/09/02	100,000	99,960,000
Surrey Funding Corp.,
1.80% due 10/11/02	100,000	99,800,000
1.78% due 10/21/02	114,500	114,216,931
1.76% due 10/22/02	161,000	160,598,573
1.77% due 10/22/02	140,000	139,648,950
1.70% due 11/04/02	100,750	100,445,511
Trident Capital Finance,
1.81% due 09/05/02	100,000	99,979,889
1.80% due 10/02/02	250,000	249,612,500
1.80% due 10/03/02	186,200	185,902,080
1.80% due 11/07/02	388,200	386,899,530
ZCM Matched Funding
Corp.,
2.10% due 03/10/03	46,250	45,737,396

	15,634,766,652

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Note — 10.1%

Blue Heron Funding,
1.84% due 10/18/02	$500,000	$500,000,000
1.84% due 03/21/03	200,000	200,000,000
Brahms Funding Corp.,
1.84% due 09/03/02	264,638	264,610,948
1.77% due 10/11/02	168,806	168,474,015
1.80% due 10/25/02	150,000	149,595,000
Fenway Funding,
1.90% due 10/02/02	230,000	229,623,694
1.87% due 10/17/02	199,575	199,098,127
1.81% due 11/01/02	168,324	167,807,760
Ford Credit Floorplan
Master Owner,
1.83% due 09/13/02	100,000	99,939,000
1.83% due 09/16/02	207,000	206,842,163
1.82% due 09/18/02	119,000	118,897,726
1.74% due 10/10/02	130,000	129,754,950
1.72% due 11/06/02	100,000	99,684,667
1.72% due 11/08/02	100,000	99,675,111
1.72% due 11/14/02	200,000	199,292,889
Harwood Funding Corp.,
1.81% due 09/10/02	100,000	99,954,750
1.72% due 11/22/02	186,533	185,802,205
Principal Resource
Mortgage,
1.78% due 09/13/02	274,659	274,496,036
Witmer Funding LLC,
1.77% due 09/16/02	200,000	199,852,500
1.82% due 09/17/02	150,385	150,263,355
1.79% due 09/19/02	300,000	299,731,500
1.82% due 09/19/02	120,257	120,147,566
1.71% due 11/14/02	366,539	365,250,615

		4,528,794,577

Medium Term Notes — 5.6%

American Express
Centurion, *
1.79% due 01/28/03	200,000	200,000,000
Beta Finance Inc.,
2.33% due 02/18/03	100,000	100,000,000
Centauri,
2.32% due 02/11/03	125,000	125,000,000
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse,
1.75% due 10/28/02	100,000	99,722,917
Credit Suisse First
Boston NY.,
1.78% due 08/08/03	300,000	300,000,000
Credit Suisse First Boston
USA,
1.84% due 01/17/03	200,000	200,000,000

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

General Electric
Capital Corp.,
1.74% due 09/19/02	$ 363,500	$363,496,386
1.81% due 07/09/03	500,000	500,000,000
JP Morgan Chase Bank,
1.87% due 02/20/03	120,000	120,069,940
Merrill Lynch & Co. Inc.,*
1.77% due 04/02/03	400,000	399,976,658

		2,516,265,901

Promissory Note — 2.2%

Goldman Sachs,
1.97% due 11/25/02	200,000	200,000,000
1.98% due 11/25/02	794,000	794,000,000

		994,000,000

Time Deposits — 2.3%

Credit Lyonnais
Grand Cayman,
1.88% due 09/03/02	200,000	200,000,000
National City Bank
Grand Cayman,
1.81% due 09/03/02	400,000	400,000,000
UBS AG Cayman,
1.81% due 09/03/02	447,849	447,849,000

		1,047,849,000

United States Government Agency — 8.0%

Federal Farm Credit Bank,
2.08% due 11/01/02	68,000	67,760,338
Federal Farm Credit Bank,
2.15% due 12/02/02	57,000	56,686,817
Federal Home Loan
Mortgage Association,
1.87% due 11/07/02	175,000	174,390,951
Federal Home Loan
Mortgage Association,
2.46% due 12/11/02	117,971	117,156,803
Federal Home Loan
Mortgage Association,
2.46% due 12/13/02	136,785	135,822,262
Federal Home Loan
Mortgage Association,
4.75% due 03/15/03	111,015	112,231,403
Federal National
Mortgage Association,
2.04% due 09/11/02	85,000	84,951,833
Federal National
Mortgage Association,
2.04% due 09/18/02	311,307	311,007,108
Federal National
Mortgage Association,
2.22% due 11/01/02	49,725	49,537,951

	Principal
	Amount
Issuer	(000's omitted)	Value

Federal National

Mortgage Association,
2.30% due 11/01/02	$ 78,571	$78,264,791
Federal National
Mortgage Association,
1.91% due 11/06/02	150,000	149,474,750
Federal National
Mortgage Association,
6.25% due 11/15/02	301,212	303,478,847
Federal National
Mortgage Association,
2.14% due 01/10/03	392,051	388,998,012
Federal National
Mortgage Association,
2.42% due 01/10/03	200,000	198,240,597
Federal National
Mortgage Association,
2.65% due 02/07/03	82,460	81,494,874
Federal National
Mortgage Association,
0.01% due 03/07/03	230,068	227,128,114
Federal National
Mortgage Association,
0.01% due 04/04/03	206,234	203,080,911
Federal National
Mortgage Association,
2.20% due 04/04/03	54,000	53,290,500
Federal National
Mortgage Association,
5.75% due 04/15/03	100,000	101,680,766
Federal National
Mortgage Association,
2.31% due 05/02/03	468,750	461,441,016
United States
Treasury Bills,
1.92% due 10/24/02	250,000	249,295,174

		3,605,413,818

Total Investments,
at Amortized Cost	99.8%	44,923,499,244
Other Assets,
Less Liabilities	0.2	83,373,321

Net Assets	100.0%	$45,006,872,565

*  Variable interest rate — subject to periodic change.

See notes to financial statements

Cash Reserves Portfolio
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments at value (Note 1A)	$44,923,499,244
Cash	938
Interest receivable	87,867,392

Total assets	45,011,367,574

Liabilities:
Management fees payable (Note 2)	3,310,385
Accrued expenses and other liabilities	1,184,624

Total liabilities	4,495,009

Net Assets	$45,006,872,565

Represented by:
Paid-in capital for beneficial interests	$45,006,872,565

Cash Reserves Portfolio
S TAT E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B)		$1,070,990,169

Expenses:
Management fees (Note 2)	$47,231,181
Investment advisory fees (Note 2)	20,092,669
Administrative fees (Note 2)	6,697,556
Custody and fund accounting fees	8,945,950
Trustees’ fees	336,852
Legal fees	152,117
Audit fees	47,454
Other	123,101

Total expenses	83,626,880
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(38,707,327)
Less: fees paid indirectly (Note 1F)	(32,101)

Net expenses		44,887,452

Net investment income		$1,026,102,717

See notes to financial statements

Cash Reserves Portfolio
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,026,102,717	$1,176,666,210

Capital Transactions:
Proceeds from contributions	96,678,280,874	82,462,468,791
Value of withdrawals	(84,770,853,952)	(65,958,132,709)

Net increase in net assets from
capital transactions	11,907,426,922	16,504,336,082

Net Increase in Net Assets	12,933,529,639	17,681,002,292

Net Assets:
Beginning of year	32,073,342,926	14,392,340,634

End of year	$45,006,872,565	$32,073,342,926

See notes to financial statements

Cash Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets (000’ s omitted)	$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	2.36%	N/A	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	2.20%	5.15%	5.81%	5.01%	5.53%

See notes to financial statements

Cash Reserves Portfolio
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows: A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Cash Reserves Portfolio
N O T E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $47,231,181, of which $23,241,559 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $673,175,431,824 and $660,644,907,295, respectively, for the year ended August 31, 2002.

Cash Reserves Portfolio
R E P O R T  O F  I N D E P E N D E N T  A C C O U N TA N T S

To the Trustees and Investors of
Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

Cash Reserves Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about the Trustees and officers of the Portfolio can be found on pages 13 through 17 of this report.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/PLR/802

Citi(SM)
Premium
U.S. Treasury

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders	1

Fund Facts	4

Fund Performance	5

Citi Premium U.S. Treasury Reserves

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Independent Auditors’ Report	13

Additional Information	14

U.S. Treasury Reserves Portfolio

Portfolio of Investments	19

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Independent Auditors’ Report	26

Additional Information	27

LETTER TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to provide the annual report for CitiSM Premium U.S. Treasury Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY
GERKEN
Chairman

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The Fund’s seven-day current yield was 1.31%, and its seven-day effective yield1 was 1.32%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund under normal circumstances invests in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal circumstances, the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer-weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other

1
The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market Overview

The period started with the tragic events of September 11, 2001, which accelerated the U.S. economy’s decline. To help stimulate economic activity, the Federal Open Market Committee2 (FOMC) lowered its target on the short-term federal funds rate3 (“fed funds rate”). The targeted rate registered 3.50% as of the end of August 2001. By December 11, the fed funds rate had been reduced several additional times to 1.75% — its lowest level since 1961.

Short-term interest rates remained near their 40-year lows during the period, even though many economists agreed that the U.S. emerged from the recession in early 2002. In our view, this low-rate bias has been attributable to the slow pace of the recovery and to perceptions that inflation will remain low in the current environment.

Among the events that transpired during the period, the U.S. Treasury modified its financing schedule by adding a weekly issued 4-week U.S. Treasury bill (“T-bill”) to its issuance schedule (complementing its regularly scheduled weekly issuance of T-bills with 3-month and 6-month maturities). Four-week T-bills are generally issued to reduce the U.S. government’s reliance on irregularly issued cash-management bills and to help bridge the government’s short-term borrowing needs. Cash-management bills4 were still issued during the period, but the volume was much lower than that of prior years.

The supply of U.S. Treasury issues during the 12-month period remained quite high, compared to historical standards. A significant amount of cash needed by the U.S. government following the attacks on September 11 was initially raised through U.S. Treasury bill issuance. Additionally, the economic slowdown reduced tax receipts, promoting an increase in issuance of U.S. Treasuries across the yield curve5 spectrum.

The yields on U.S. Treasury bills, which move in the opposite direction of T-bill prices, dropped sharply immediately following the September attacks, basically in lockstep with the reduction in the official fed funds target. T-bill yields, despite the increased supply of bills, remained at historically low levels. In our opinion, yields are not likely to dramatically increase until the FOMC increases its fed funds target.

2
The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

3	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often indicates the direction of U.S. interest rates.

4	Cash management bills are obligations of the U.S. Government with maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.
5	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2

Portfolio Manager Fund Overview

The Fund maintained an aggressive maturity stance through the end of June 2002 as rates fell through the period, allowing us to capture attractive yields. As the Fund’s 12-month period came to a close, the Fund’s typical maturity on T-bills was reduced as U.S. Treasury bill rates fell to historic lows and, in our opinion, were no longer deemed to be attractive by the investment management team.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economic recovery remains on track. Third-quarter Gross Domestic Product6 (“GDP”) appears to be accelerating following this year’s slow second quarter. We interpret the mid-year slowdown as a reaction by the business sector to the heightened state of concern over corporate accounting issues and the extreme volatility of the stock market.

If our view is correct, then we believe the next move by the FOMC will likely increase the fed funds rate in early 2003. We expect the short-term U.S. Treasury yield curve will steepen in anticipation of a less accommodative monetary policy by the U.S. Federal Reserve Board in 2003. We, therefore, plan to assume a more cautious maturity stance in the weeks ahead in anticipation of seeking an opportunity to lock in more attractive yield levels.

Thank you for your investment in Citi Premium U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Denise Guetta
Chairman	Portfolio Manager

September 15, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to page 19 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

6	GDP is a market value of goods and services produced by labor and property in a given country.

3

FUND FACTS

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 8/31/02	• iMoneyNet, Inc.
$724.1 million	100% U.S. Treasury Rated Money
Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

4

FUND PERFORMANCE

Total Returns

	One	Five	Ten
All Periods Ended August 31, 2002	Year	Years*	Years*

Citi Premium U.S.Treasury Reserves	1.70%	4.18%	4.25%
Lipper S&P AAA rated U.S.Treasury
Money Market Funds Average	1.37%	4.06%	4.10%
iMoneyNet, Inc. 100% U.S.Treasury
Rated Money Market Funds Average	1.56%	4.08%	4.09%

*Average Annual Total Return

7-Day Yields
Annualized Current	1.31%
Effective	1.32%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 the Fund paid $0.01689 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Comparison of 7-Day Yields for Citi Premium U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi Premium U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

5

Citi Premium U.S. Treasury Reserves

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$724,911,154
Receivable for shares of beneficial interest sold	50,000

Total assets	724,961,154

Liabilities:
Dividends payable	280,440
Payable for shares of beneficial interest repurchased	250,825
Management fees payable (Note 3)	118,680
Distribution/Service fees payable (Note 4)	59,340
Accrued expenses and other liabilities	143,375

Total liabilities	852,660

Net Assets for 724,108,494 shares of beneficial interest outstanding	$724,108,494

Net Assets Consist of:
Paid-in capital	$724,108,494

Net Asset Value, Offering Price, And Redemption Price Per Share	$1.00

See notes to financial statements

6

Citi Premium U.S. Treasury Reserves

STATEMENT OF OPERATIONS

For The Year Ended August 31, 2002

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$10,248,185
Allocated expenses from U.S.Treasury Reserves Portfolio	(484,910)

		$9,763,275
Expenses:
Management fees (Note 3)	670,337
Administrative fees (Note 3)	513,735
Distribution/Service fees (Note 4)	481,950
Shareholder Servicing Agents’ fees (Note 4A)	146,781
Legal fees	84,919
Transfer agent fees	57,033
Shareholder reports	63,043
Blue sky fees	31,455
Audit fees	23,357
Custody and fund accounting fees	17,042
Trustees’ fees	4,481
Miscellaneous	28,419

Total expenses	2,122,552
Less: aggregate amounts waived by Manager, Administrator
and Distributor (Notes 3 and 4)	(418,880)

Net expenses		1,703,672

Net investment income		$8,059,603

See notes to financial statements

7

Citi Premium U.S. Treasury Reserves

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2)	$8,059,603	$17,739,746

Transactions in Shares of Beneficial Interest at Net
Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	$2,298,464,517	$971,189,712
Net asset value of shares issued to shareholders from
reinvestment of dividends	4,334,876	6,224,911
Cost of shares repurchased	(1,999,448,005)	(897,090,718)

Net Increase In Net Assets	303,351,388	80,323,905

Net Assets:
Beginning of year	420,757,106	340,433,201

End of year	$724,108,494	$420,757,106

See notes to financial statements

8

Citi Premium U.S. Treasury Reserves

FINANCIAL HIGHLIGHTS

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning
of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01689	0.04778	0.05049	0.04195	0.04802
Less dividends from net
investment income	(0.01689)	(0.04778)	(0.05049)	(0.04195)	(0.04802)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$724,108	$420,757	$340,433	$237,520	$325,738
Ratio of expenses to
average net assets†	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income
to average net assets†	1.67%	4.76%	5.12%	4.21%	4.81%
Total return	1.70%	4.88%	5.17%	4.28%	4.91%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a por-
tion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.01564	$0.04438	$0.04678	$0.03836	$0.04433

Ratios:
Expenses to average net assets†	0.64%	0.84%	0.83%	0.81%	0.82%
Net investment income to
average net assets†	1.49%	4.37%	4.74%	3.85%	4.44%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.

See notes to financial statements

9

Citi Premium U.S. Treasury Reserves

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Citi Premium U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (37.1% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

10

Citi Premium U.S. Treasury Reserves

NOTES TO FINANCIAL STATEMENTS

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $513,735, of which $217,566 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $670,337, of which $54,533 was voluntarily waived for the period January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $146,781, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $335,169 for the period January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive fees from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $146,781 for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

11

Citi Premium U.S. Treasury Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,909,612,819 and $1,616,015,262, respectively, for the year ended August 31, 2002.

12

Citi Premium U.S. Treasury Reserves

INDEPENDENT AUDITORS’ REPORT

To the Trustees and Shareholders of
Citi Premium U.S. Treasury Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

13

Citi Premium U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

14

Citi Premium U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

15

Citi Premium U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999).
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

16

Citi Premium U.S. Treasury Reserves

ADDITIONALIN FORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup Asset	N/A	N/A
125 Broad Street			Management (since 1991).
New York, NY 10004
Age 45

17

Citi Premium U.S. Treasury Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

18

U.S. Treasury Reserves Portfolio
PORTFOLIO OF INVESTMENTS	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 99.2%

United States Treasury Bill,
due 9/05/02	$267,642	$267,591,649
due 9/12/02	284,032	283,882,593
due 9/19/02	226,877	226,688,264
due 9/26/02	258,589	258,289,252
due 10/03/02	277,614	277,189,886
due 10/10/02	50,000	49,892,073
due 11/07/02	25,856	25,777,322
due 11/14/02	160,667	160,050,846
due 11/21/02	100,000	99,632,125
due 11/29/02	105,000	104,543,010
due 12/05/02	68,408	68,072,405
due 12/12/02	20,000	19,895,450
due 1/09/03	76,482	76,007,202
due 1/23/03	20,795	20,661,912

		1,938,173,989

U.S.Treasury Note — 0.8%

United States Treasury Note,
5.125% due 12/31/02	15,000	15,166,006

Total Investments,
at Amortized Cost	100.0%	1,953,339,995
Other Assets,
Less Liabilities	0.0	(175,138)

Net Assets	100.0%	$1,953,164,857

See notes to financial statements

19

U.S. Treasury Reserves Portfolio

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,953,339,995
Cash	171
Interest receivable	131,607

Total assets	1,953,471,773

Liabilities:
Management fees payable (Note 2)	147,494
Accrued expenses and other liabilities	159,422

Total liabilities	306,916

Net Assets	$1,953,164,857

Represented by:
Paid-in capital for beneficial interests	$1,953,164,857

See notes to financial statements

20

U.S. Treasury Reserves Portfolio

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$38,279,285
Expenses
Management fees (Note 2)	$1,917,702
Investment advisory fees (Note 2)	816,651
Administrative fees (Note 2)	272,217
Custody and fund accounting fees	481,966
Legal fees	65,217
Audit fees	16,357
Trustees’ fees	15,497
Miscellaneous	55,548

Total expenses	3,641,155
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,817,769)
Less: fees paid indirectly (Note 1D)	(546)

Net expenses		1,822,840

Net investment income		$36,456,445

See notes to financial statements

21

U.S. Treasury Reserves Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,456,445	$77,442,205

Capital Transactions:
Proceeds from contributions	7,437,576,345	5,642,383,142
Value of withdrawals	(6,908,038,868)	(5,657,342,700)

Net increase (decrease) in net assets from capital transactions	529,537,477	(14,959,558)

Net Increase in Net Assets	565,993,922	62,482,647

Net Assets:
Beginning of year	1,387,170,935	1,324,688,288

End of year	$1,953,164,857	$1,387,170,935

See notes to financial statements

22

U.S. Treasury Reserves Portfolio

FINANCIAL HIGHLIGHTS

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.90%	5.00%	5.28%	4.42%	5.01%

See notes to financial statements

23

U.S. Treasury Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $272,217, all of which was voluntarily waived for the period from September 1, 2001 through December 31,

24

U.S. Treasury Reserves Portfolio

NOTES TO FINANCIAL STATEMENTS

2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,917,702, of which $1,124,604 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $15,978,910,361 and $15,449,449,336, respectively, for the year ended August 31, 2002.

25

U.S. Treasury Reserves Portfolio

INDEPENDENT AUDITORS’ REPORT

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

26

U.S. Treasury Reserves Portfolio

ADDITIONAL INFORMATION (Unaudited)

Information about the Trustees and officers of the Portfolio can be found on pages 14 through 18 of this report.

27

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium U.S. Treasury Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/PUS/802